Financial obligations - Lease liabilities related to right in use (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease Liabilities	$ 10,320	$ 12,953
Current portion	2,087	3,639
Non-current portion	$ 8,233	9,314
Lease term	10 years
Number of renewal options | item	2
Lease renewal term	5 years
Minimum future rents payable	$ 11,595	8,815
Less than 1 year (2024)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum future rents payable	2,281	1,313
Between 1 and 5 years (2025-2028)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum future rents payable	5,076	3,264
More than 5 years (since 2029)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum future rents payable	$ 4,238	4,238
Minimum [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease term	1 year
Maximum [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease term	3 years
Buildings and other constructions
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease Liabilities	$ 1,877	2,719
Transportation Units [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease Liabilities	1,031	1,420
Machinery and equipment [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease Liabilities	$ 7,412	$ 8,814